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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    VT Finance AG (f/k/a BB Medtech AG)*

Address: Gotthardstrasse 43 - Postfach
         Zurich, Switzerland CH-8022

Form 13F File Number: 28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Noel Dubois
Title: Authorized Signatory
Phone: 41 (58) 283 63 23


Signature, Place, and Date of Signing: /s/ Noel Dubois
                                       --------------------------------------
                                       Zurich, Switzerland, November 16, 2009

* Prior to September 30, 2009 and in the course of the transformation of former BB Medtech AG into an investment fund through a public exchange offer, the 13(f) securities held by Medcare N.V. and Medsource N.V., the former wholly-owned subsidiaries ("Subsidiaries") of BB Medtech AG, were sold. On September 30, 2009, the Subsidiaries were sold to a third party, and BB Medtech AG was sold to Vontobel Beteiligungen AG and was renamed VT Finance AG ("VT Finance"). Consequently, as of September 30, 2009, VT Finance did not hold any 13(f) securities and was no longer the parent entity of the Subsidiaries. As such, no further Form 13Fs will be filed on behalf of VT Finance.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   0
Form 13F Information Table Value Total:  $0
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----


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                                  BB MEDTECH AG

                           FORM 13F INFORMATION TABLE

   COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
--------------   --------   --------   --------   ---------------------   ----------   --------   -----------------
                   TITLE                                                                          VOTING AUTHORITY
                    OF                   VALUE     SHS OR    SH/   PUT/   INVESTMENT     OTHER    -----------------
NAME OF ISSUER     CLASS      CUSIP    (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLESHARED   NONE
--------------   --------   --------   --------   --------   ---   ----   ----------   --------   ----------   ----



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